Loans to group companies (Tables)	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Summary of Loans to Group Companies

	2024	2023

On January 1	780	1,435

Additions / (redemptions)	(490)	(605)

Net exchange differences	40	(52)

On December 31	330	780

Current	83	520

Non-current	246	260